Dissolution of Subsidiaries - Summary of Gain on Dissolution of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Net assets disposed of:
Other long term assets			¥ 6
Income taxes payable	¥ (1,301)		(6,466)	$ (189)
Gain on dissolution of subsidiaries	¥ (1,301)	$ (189)	¥ (6,460)